UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period:  September 30, 2023

Item 1. Reports to Stockholders.

(a)

Subversive Decarbonization ETF
Ticker Symbol:  DKRB

Subversive Food Security ETF
Ticker Symbol:  KCAL

Subversive Mental Health ETF
Ticker Symbol:  SANE

Annual Report
September 30, 2023

https://www.subversiveetfs.com/

(This Page Intentionally Left Blank.)

SUBVERSIVE ETFs

Subversive Decarbonization ETF (DKRB)

For the period since inception of December 21, 2022, through September 30, 2023, the market return of the Fund was 4.48% and the NAV return was 4.36% compared to a return on the S&P500 Index of 11.97%.  The Fund NAV outperformed the subindex, the S&P Global Clean Energy Total Return Index, 3,190 basis points from Fund inception to the period ending September 30, 2023.

There are two key exposures here: nuclear raw materials and reactors paired with global solar exposures. We have maximized our exposure to nuclear technology as the price of uranium appears to be headed structurally higher due to the war in Europe and what appears to be a reconsideration of nuclear energy world-wide. Conversely, we have minimized our exposure to solar which appears to be driven by the tax credits in the Inflation Reduction Act which we believe the market has fully priced in.

We expect to hold this nuclear exposure long term and are hopeful about new technology in the space including small and modular reactor design.

The Energy sector was a notable source of outperformance vs the benchmark, adding 17.68% to the portfolio. While the Consumer Discretionary sector detracted the most from the portfolio, taking -2.86% from the overall performance.

Individually, the following positions contributed the most to the overall return of the portfolio: Uranium Energy (2.78%), Deep Yellow (1.93%), Energy Fuels (1.90%) and Elevate Uranium (1.70%).

Individually, the following positions detracted the most from the overall return of the portfolio: QuantumScape (-2.86%), Generac Holdings (-1.96%), and Nel Asa (-1.73%).

Subversive Food Security ETF (KCAL)

For the period since inception of December 22, 2022, and ending September 30, 2023, the market return of the Fund was -13.79% and the NAV return was -13.66% compared to a return on the S&P500 Index of 11.97%.  The Fund NAV underperformed the subindex, the S&P Global Agribusiness Equity Index, by 371 basis points during the period from Fund inception through September 30, 2023.

The food and food input sector were among the most challenging for us for 2023. The war in Europe dramatically altered the food input cost landscape and created a challenging landscape that we expect will persist into 2024.

The Fund is broadly structured around two silos: the input cost structure of food and the consumer facing distribution systems. In the input side think of things like fertilizers which are heavily dependent upon the natural gas which is used in nitrogen production and consumer facing staples like eggs and proteins.

Both of those silos have been squeezed as forward expectations for inflation have declined and that is reflected in either lower pricing power or lower cash flow from operations from consumer discretionary spending in the face of higher inflation.

From a sector perspective, Industrials and Consumer Staples, detracted -2.89% and -3.32% to the portfolio’s return.

Individually, the following positions contributed the most to the overall return of the portfolio: CF Industries (1.05%), Village Farms Intl (0.62%), and Energy Recovery (0.27%).

SUBVERSIVE ETFs

Individually, the following positions detracted the most from the overall return of the portfolio: Quimica Y Minera (-0.98%), Local Bounti Corp (-0.89%), and American Vanguard Group (-0.67%).

Subversive Mental Health ETF (SANE)

For the period since inception of December 21, 2022, and ending September 30, 2023, the market return of the Fund was -8.84% and the NAV return was -8.78% compared to a return on the S&P500 Index of 13.61%.  The Fund NAV lagged the subindex, the S&P 500 Health Care Sector GICS level 1 index, by 440 basis points during the period from Fund inception through September 30, 2023.

One of the core themes of this Fund is that diseases of metabolism are more strongly linked to diseases like Alzheimer’s disease than the market is currently pricing in and we are focusing holdings on companies that are in the treatment-resistant depression space as well as drugs focuses on metabolic disorders.

The market conditions over the last year have been challenging with rising interest expense weighing heavily on pharmaceutical companies who have large development pipelines and uncertain timelines coming to market.

The Health Care sector was a notable detractor vs the benchmark, detracting -3.37% from the portfolio, while the Consumer Discretionary sector was the largest contributor, adding 0.67% to the overall performance of the portfolio.

Individually, the following positions contributed the most to the overall return of the portfolio: Reata Pharmaceuticals (1.02%), Eli Lilly (0.94%), and Ascis Corp. (0.80%).

Individually, the following positions detracted the most from the overall return of the portfolio: Arturus Therapeutics (-1.23%), Dexcom (-1.35%), and Schrodinger (-1.39%).

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (877-291-4040).

Basis Points: A basis point is one hundredth of 1 percentage point. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

SUBVERSIVE DECARBONIZATION ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-800-617-0004. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of September 30, 2023

Since Inception(1)
Subversive Decarbonization ETF – NAV	4.36%
Subversive Decarbonization ETF – Market	4.48%
S&P 500® Index(2)	11.97%

(1)	Commencement date of the Fund was December 21, 2022.
(2)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an index.

SUBVERSIVE FOOD SECURITY ETF

Value of $10,000 Investment (Unaudited)

 The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-800-617-0004. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of September 30, 2023

Since Inception(1)
Subversive Food Security ETF – NAV	-13.66%
Subversive Food Security ETF – Market	-13.79%
S&P 500® Index(2)	11.97%

(1)	Commencement date of the Fund was December 21, 2022.
(2)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an index.

SUBVERSIVE MENTAL HEALTH ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-800-617-0004. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of September 30, 2023

Since Inception(1)
Subversive Mental Health ETF – NAV	-8.78%
Subversive Mental Health ETF – Market	-8.84%
S&P 500® Index(2)	13.61%

(1)	Commencement date of the Fund was December 22, 2022.
(2)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an index.

SUBVERSIVE ETFs

Expense Examples (Unaudited)
September 30, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including broker commissions on the purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund specific expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 – September 30, 2023).

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.
			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	(4/1/2023 –
	(4/1/2023)	(9/30/2023)	9/30/2023)
Subversive Decarbonization ETF
Actual(2)	$1,000.00	$1,025.40	$3.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.31	$3.80

(1)
Expense are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual NAV return for the six-month period ended September 30, 2023 of 2.54%

			Expenses Paid
	Beginning	Ending	During Period(3)
	Account Value	Account Value	(4/1/2023 –
	(4/1/2023)	(9/30/2023)	9/30/2023)
Subversive Food Security ETF
Actual(4)	$1,000.00	$ 893.00	$3.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.31	$3.80

(3)
Expense are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(4)	Based on the actual NAV return for the six-month period ended September 30, 2023 of -10.70%

SUBVERSIVE ETFs

Expense Examples (Unaudited) – Continued
September 30, 2023

			Expenses Paid
	Beginning	Ending	During Period(5)
	Account Value	Account Value	(4/1/2023 –
	(4/1/2023)	(9/30/2023)	9/30/2023)
Subversive Mental Health ETF
Actual(6)	$1,000.00	$ 919.20	$3.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.31	$3.80

(5)
Expense are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(6)	Based on the actual NAV return for the six-month period ended September 30, 2023 of -8.08%

SUBVERSIVE DECARBONIZATION ETF

Sector Allocation(1) (% Net Assets) (Unaudited)
September 30, 2023

Top 10 Equity Holdings(1) (% Net Assets) (Unaudited)
September 30, 2023

Boss Energy Ltd.	7.04%
Uranium Energy Corp.	6.99%
Global Atomic Corp.	6.49%
Western Uranium & Vanadium Corp.	5.97%
Deep Yellow Ltd.	5.69%
Elevate Uranium Ltd.	5.32%
Sprott Physical Uranium Trust	5.03%
Centrus Energy Corp.	4.96%
Cameco Corp.	4.84%
Encore Energy Corp.	4.81%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

SUBVERSIVE FOOD SECURITY ETF

Sector Allocation(1) (% Net Assets) (Unaudited)
September 30, 2023

Top 10 Equity Holdings(1)(2) (% Net Assets) (Unaudited)
September 30, 2023

CF Industries Holdings, Inc.	5.63%
Intrepid Potash, Inc.	5.34%
Nutrien Ltd.	4.87%
Balchem Corp.	4.60%
Oceana Group Ltd.	4.59%
Salmar	4.57%
Mitsui DM Sugar Holdings Co. Ltd.	4.54%
Westrock Co.	4.51%
Bunge Ltd.	4.46%
Grieg Seafood	4.41%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Data expressed excludes ProShares UltraPro Short QQQ ETF. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

SUBVERSIVE MENTAL HEALTH ETF

Sector Allocation(1) (% Net Assets) (Unaudited)
September 30, 2023

Top 10 Equity Holdings(1)(2) (% Net Assets) (Unaudited)
September 30, 2023

Asics Corp.	5.04%
Novartis	4.98%
West Pharmaceutical Services, Inc.	4.87%
Apple, Inc.	4.80%
Regeneron Pharmaceuticals, Inc.	4.76%
Puma SE	4.70%
GSK	4.50%
adidas	4.36%
United Therapeutics Corp.	4.32%
Biogen, Inc.	4.24%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Data expressed excludes ProShares UltraPro Short QQQ ETF. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

SUBVERSIVE DECARBONIZATION ETF

Schedule of Investments
September 30, 2023

	Shares	Value
COMMON STOCKS – 96.75%

Electric Utilities – 1.24%
Kansai Electric Power Co., Inc.(a)	584	$8,119

Energy Equipment & Services – 2.26%
TETRA Technologies, Inc.(b)	2,315	14,770

Metals & Mining – 11.53%
Global Atomic Corp.(a)(b)	25,237	42,364
Sprott Physical Uranium Trust(a)(b)	1,924	32,835
		75,199
Oil, Gas & Consumable Fuels – 76.25%
Bannerman Energy Ltd.(a)(b)	13,489	24,457
Boss Energy Ltd.(a)(b)	14,736	45,951
Cameco Corp.(a)	796	31,582
Centrus Energy Corp.(b)	570	32,353
Deep Yellow Ltd.(a)(b)	43,907	37,123
Denison Mines Corp.(a)(b)	18,803	31,025
Elevate Uranium Ltd.(a)(b)	98,212	34,730
Encore Energy Corp.(a)(b)	9,527	31,353
Energy Fuels, Inc.(a)(b)	3,568	29,316
Mega Uranium Ltd.(a)(b)	54,128	13,948
NAC Kazatomprom JSC(a)	366	16,159
NexGen Energy Ltd.(a)(b)	5,007	29,970
Paladin Energy Ltd.(a)(b)	15,374	10,873
Uranium Energy Corp.(b)	8,849	45,572
Uranium Royalty Corp.(a)(b)	5,235	14,762
Ur-Energy, Inc.(a)(b)	19,257	29,206
Western Uranium & Vanadium Corp.(a)(b)	35,990	38,952
		497,332
Trading Companies & Distributors – 3.36%
Yellow Cake PLC(a)(b)	3,205	21,898

Water Utilities – 2.11%
Consolidated Water Co. Ltd.(a)	484	13,765

Total Common Stocks
(Cost $511,816)		631,083

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE DECARBONIZATION ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
SHORT-TERM INVESTMENT – 2.31%
Money Market Fund – 2.31%
First American Government Obligations Fund, Class X, 5.26%(c)	15,067	$15,067
Total Short-Term Investment
(Cost $15,067)		15,067
Total Investments
(Cost $526,883) – 99.06%		646,150
Other Assets and Liabilities, Net – 0.94%		6,122
Total Net Assets – 100.00%		$652,272

PLC – Public Liability Company
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2023.

The Global Industry Classification Standard (“GICS”®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE FOOD SECURITY ETF

Schedule of Investments
September 30, 2023

	Shares	Value
COMMON STOCKS – 90.77%

Chemicals – 24.66%
Balchem Corp.	200	$24,808
CF Industries Holdings, Inc.	354	30,351
Intrepid Potash, Inc.(a)	1,145	28,808
Mosaic Co.	638	22,713
Nutrien Ltd.(b)	425	26,248
		132,928
Construction & Engineering – 4.34%
Northwest Pipe Co.(a)	776	23,412

Containers & Packaging – 4.51%
Westrock Co.	680	24,344

Electrical Equipment – 3.27%
Sociedad Quimica y Minera de Chile(b)	296	17,662

Food Products – 37.43%
Archer-Daniels-Midland Co.	182	13,726
Bunge Ltd.(b)	222	24,032
Grieg Seafood(b)	3,255	23,796
Kellanova	344	20,471
KWS Saat SE & Co.(b)	383	22,514
Limoneira Co.	1,527	23,395
Mitsui DM Sugar Holdings Co. Ltd.(b)	1,215	24,472
Oceana Group Ltd.(b)	6,211	24,768
Salmar(b)	485	24,638
		201,812
Machinery – 16.56%
AGCO Corp.	195	23,064
Kubota Corp.(b)	1,551	22,875
Mueller Industries, Inc.	266	19,993
YAMABIKO Corp.(b)	2,431	23,425
		89,357
Total Common Stocks
(Cost $516,400)		489,515

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE FOOD SECURITY ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
EXCHANGE TRADED FUNDS – 8.45%
Equity Funds – 8.45%
ProShares UltraPro Short QQQ(c)	2,230	$45,581
Total Exchange Traded Funds
(Cost $45,461)		45,581
Total Investments
(Cost $561,861) – 99.22%		535,096
Other Assets and Liabilities, Net – 0.78%		4,226
Total Net Assets – 100.00%		$539,322

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs.

The Global Industry Classification Standard (“GICS”®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE MENTAL HEALTH ETF

Schedule of Investments
September 30, 2023

	Shares	Value
COMMON STOCKS – 90.15%

Biotechnology – 23.43%
Alkermes PLC(a)(b)	763	$21,372
Arcturus Therapeutics Holdings, Inc.(a)	874	22,331
Biogen, Inc.(a)	94	24,159
Olema Pharmaceuticals, Inc.(a)	1,128	13,931
Regeneron Pharmaceuticals, Inc.(a)	33	27,157
United Therapeutics Corp.(a)	109	24,619
		133,569
Health Care Providers & Services – 2.06%
DaVita, Inc.(a)	124	11,722

Life Sciences Tools & Services – 4.87%
West Pharmaceutical Services, Inc.	74	27,766

Pharmaceuticals – 40.89%
ANI Pharmaceuticals, Inc.(a)	195	11,322
AstraZeneca PLC(b)	217	14,695
Cymabay Therapeutics, Inc.(a)	1,406	20,963
Eisai Co. Ltd.(b)	270	15,003
Eli Lilly & Co.	40	21,485
GSK PLC(b)	708	25,665
Merck & Co., Inc.	229	23,576
Novartis(b)	277	28,406
Novo Nordisk(b)	126	11,458
Otsuka Holdings Co. Ltd.(b)	475	16,888
Roche Holding(b)	37	10,124
Sanofi(b)	162	17,381
Sanofi – ADR	301	16,146
		233,112
Technology Hardware, Storage & Peripherals – 4.80%
Apple, Inc.	160	27,394

Textiles, Apparel & Luxury Goods – 14.10%
adidas(b)	141	24,838
Asics Corp.(b)	822	28,729
Puma(b)	431	26,794
		80,361
Total Common Stocks
(Cost $518,435)		513,924

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE MENTAL HEALTH ETF

Schedule of Investments – Continued
September 30, 2023

	Shares	Value
EXCHANGE TRADED FUNDS – 9.09%
Equity Funds – 9.09%
ProShares UltraPro Short QQQ(c)	2,536	$51,836
Total Exchange Traded Funds
(Cost $51,963)		51,836
Total Investments
(Cost $570,398) – 99.24%		565,760
Other Assets and Liabilities, Net – 0.76%		4,361
Total Net Assets – 100.00%		$570,121

ADR – American Depositary Receipt
PLC – Public Liability Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs.

The Global Industry Classification Standard (“GICS”®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE ETFs

Statements of Assets and Liabilities
September 30, 2023

	Subversive	Subversive	Subversive
	Decarbonization	Food Security	Mental Health
	ETF	ETF	ETF
ASSETS:
Investments, at value (Cost $526,883, $561,861, $570,398)	$646,150	$535,095	$565,760
Dividends and interest receivable	148	946	590
Receivable from Adviser	5,974	5,993	5,961
Total assets	652,272	542,034	572,311

LIABILITIES:
Payable to custodian	—	2,712	2,190
Total liabilities	—	2,712	2,190

NET ASSETS	$652,272	$539,322	$570,121

NET ASSETS CONSIST OF:
Paid-in capital	$625,000	$625,000	$625,000
Total distributable earnings (accumulated loss)	27,272	(85,678)	(54,879)
Net Assets	$652,272	$539,322	$570,121

Shares issued and outstanding(1)	25,000	25,000	25,000
Net asset value, redemption price and offering price per share	$26.09	$21.57	$22.80

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE ETFs

Statements of Operations
For the Period Ended September 30, 2023

	Subversive	Subversive	Subversive
	Decarbonization	Food Security	Mental Health
	ETF(1)	ETF(1)	ETF(2)
INVESTMENT INCOME:
Dividend income (Net of foreign
withholding taxes of $507, $794, $1,196)	$5,987	$9,265	$6,974
Interest income	508	971	864
Total investment income	6,495	10,236	7,838

EXPENSES:
Investment advisory fees (See Note 3)	3,615	3,470	3,558
Net expenses	3,615	3,470	3,558

NET INVESTMENT INCOME	2,880	6,767	4,280

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(94,992)	(65,201)	(54,601)
Foreign currency translation	117	(151)	80
Net realized loss	(94,875)	(65,352)	(54,521)
Net change in unrealized
appreciation (depreciation) on:
Investments	123,861	(26,644)	637
Foreign currency translation	(4,594)	(121)	(5,275)
Net change in unrealized appreciation (depreciation)	119,267	(26,766)	(4,638)
Net realized and unrealized gain (loss) on investments	24,392	(92,117)	(59,159)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$27,272	$(85,351)	$(54,879)

(1)	Commencement date of the Fund was December 21, 2022.
(2)	Commencement date of the Fund was December 22, 2022.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE DECARBONIZATION ETF

Statement of Changes in Net Assets

For the Period
Inception(1) through
September 30, 2023
OPERATIONS:
Net investment income	$2,880
Net realized loss on investments	(94,875)
Net change in unrealized appreciation (depreciation) on investments	119,267
Net increase in net assets resulting from operations	27,272

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	625,000

TOTAL INCREASE IN NET ASSETS	652,272

NET ASSETS:
Beginning of period	—
End of period	$652,272

(1)	Commencement date of the Fund was December 21, 2022.
(2)	A summary of capital share transactions is as follows:

	For the Period Ended
	September 30, 2023(1)
SHARE TRANSACTIONS:	Shares	Amount
Issued	25,000	$625,000
Net increase in shares outstanding	25,000	$625,000

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE FOOD SECURITY ETF

Statement of Changes in Net Assets

For the Period
Inception(1) through
September 30, 2023
OPERATIONS:
Net investment gain	$6,767
Net realized loss on investments	(65,352)
Net change in unrealized appreciation (depreciation) on investments	(26,766)
Net decrease in net assets resulting from operations	(85,351)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	625,000

DISTRIBUTIONS TO SHAREHOLDERS:	(327)

TOTAL INCREASE IN NET ASSETS	539,322

NET ASSETS:
Beginning of period	—
End of period	$539,322

(1)	Commencement date of the Fund was December 21, 2022.
(2)	A summary of capital share transactions is as follows:

	For the Period Ended
	September 30, 2023(1)
SHARE TRANSACTIONS:	Shares	Amount
Issued	25,000	$625,000
Net increase in shares outstanding	25,000	$625,000

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE MENTAL HEALTH ETF

Statement of Changes in Net Assets

For the Period
Inception(1) through
September 30, 2023
OPERATIONS:
Net investment income	$4,280
Net realized loss on investments	(54,521)
Net change in unrealized appreciation (depreciation) on investments	(4,638)
Net decrease in net assets resulting from operations	(54,879)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	625,000

TOTAL INCREASE IN NET ASSETS	570,121

NET ASSETS:
Beginning of period	—
End of period	$570,121

(1)	Commencement date of the Fund was December 22, 2022.
(2)	A summary of capital share transactions is as follows:

	For the Period Ended
	September 30, 2023(1)
SHARE TRANSACTIONS:	Shares	Amount
Issued	25,000	$625,000
Net increase in shares outstanding	25,000	$625,000

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE DECARBONIZATION ETF

Financial Highlights

For a Fund share outstanding throughout the period.
For the Period
Inception(1) through
September 30, 2023
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.12
Net realized and unrealized gain on investments	0.97 (3)
Total from investment operations	1.09

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized gains	—
Total distributions paid	—

Net Asset Value, end of period	$26.09

TOTAL RETURN, AT NAV(4)	4.36%
TOTAL RETURN, AT MARKET(4)	4.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$652

Ratio of expenses to average net assets(5)	0.75%
Ratio of net investment income to average net assets(5)	0.60%
Portfolio turnover rate(4)(6)(7)	356%

(1)	The Fund commenced investment operations on December 21, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(4)	Not annualized for period less than one year.
(5)	Annualized for period less that one year.
(6)	Excludes impact of in-kind transactions.
(7)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE FOOD SECURITY ETF

Financial Highlights

For a Fund share outstanding throughout the period.
	For the Period
	Inception(1) through
	September 30, 2023
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.27
Net realized and unrealized loss on investments	(3.69	)(3)
Total from investment operations	(3.42)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Net realized gains	—
Total distributions paid	(0.01)

Net Asset Value, end of period	$21.57

TOTAL RETURN, AT NAV(4)	-13.66%
TOTAL RETURN, AT MARKET(4)	-13.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$539

Ratio of expenses to average net assets(5)(6)	0.75%
Ratio of net investment income to average net assets(5)(6)	1.46%
Portfolio turnover rate(4)(6)(7)(8)	244%

(1)	The Fund commenced investment operations on December 21, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(4)	Not annualized for period less than one year.
(5)	Annualized for period less that one year.
(6)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(7)	Excludes impact of in-kind transactions.
(8)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE MENTAL HEALTH ETF

Financial Highlights

For a Fund share outstanding throughout the period.
	For the Period
	Inception(1) through
	September 30, 2023
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.17
Net realized and unrealized loss on investments	(2.37	)(3)
Total from investment operations	(2.20)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized gains	—
Total distributions paid	—

Net Asset Value, end of period	$22.80

TOTAL RETURN, AT NAV(4)	-8.78%
TOTAL RETURN, AT MARKET(4)	-8.84%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$570

Ratio of expenses to average net assets(5)(6)	0.75%
Ratio of net investment income to average net assets(5)(6)	0.90%
Portfolio turnover rate(4)(6)(7)(8)	206%

(1)	The Fund commenced investment operations on December 22, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(4)	Not annualized for period less than one year.
(5)	Annualized for period less that one year.
(6)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(7)	Excludes impact of in-kind transactions.
(8)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

SUBVERSIVE ETFs

Notes to the Financial Statements
September 30, 2023

1.  ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Subversive Decarbonization ETF (the “Decarbonization ETF”), Subversive Food Security ETF (the “Food Security ETF”), and Subversive Mental Health ETF (the “Mental Health ETF”) (each a “Fund” and collectively, the “Funds”) each has its own investment objectives and policies with the Trust. The Decarbonization ETF and Food Security ETF commenced operations on December 21, 2022. The Mental Health ETF commenced operations on December 22, 2022.

The Funds’ investment adviser, Subversive Capital Advisor LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales, marketing, and operations services to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust. Organizational costs that were incurred to establish the Funds to enable them to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.

The Decarbonization ETF seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that provide services and products that support the infrastructure and application of Decarbonization (“Decarbonization Companies”). “Decarbonization Companies” are defined as companies that each has at least 50% of its net assets in the tools, technology, infrastructure, or raw materials that support decarbonization efforts (and companies whose announced future capital expenditures are anticipated to result in that company’s assets meeting that same test), or companies that each invests at least 50% of capital expenditures (either currently or announced future capital expenditures) in tools, technology, infrastructure or raw materials that support the decarbonization of the current global energy supply chain. To continue, Decarbonization Companies are generally expected to consist of companies dedicated to battery technology, companies involved in the production, distribution, and delivery of water and carbon, and companies involved in the infrastructure that supports decarbonization efforts (for example, nuclear technology), as well as the infrastructure that supports wind and solar networks. Decarbonization Companies are also rare earth mineral companies and the companies supporting them.

The Food Security ETF seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that provide services and products that support Food Security Companies, as defined below. Food Security Companies are companies  that each have 50% of its assets invested in or 50% of its revenues derived from the production, distribution, or delivery of food, or companies that invested in or 50% of its revenues derived from the production, distribution, or delivery of food or companies that each invest at least 50% of its capital expenditures (either currently or announced future capital expenditures) in technology and tools necessary to support the global food security. To continue, Food Security Companies include companies involved in the support, maintenance, irrigation and processing of plant and animal foods (for example, fertilizer/potash companies). The Fund considers food security to be a global food supply chain that can reliably and predictably produce, distribute, and deliver food. Accordingly, the Fund will invest in companies in the fertilizer/potash and meat and food production industries, as well as companies in the industrials sector that provide the machinery and equipment necessary to support such industries.

The Mental Health ETF seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that provide services and products that support Mental Health Companies, as defined

SUBVERSIVE ETFs

Notes to the Financial Statements – Continued
September 30, 2023

below. Mental Health Companies are companies that have at least 50% of assets or revenues tied to products and services used in the treatment, prevention, or diagnosis of long-term mental health disorders, including depression and Alzheimer’s. As mental health starts with metabolic health, assets or revenues “tied to” such disorders include assets in, or revenues tied to the fitness, sleep, and nutrition products and services. The Adviser will also seek to identify Mental Health Companies working on new tools, treatments, and medications designed to help address the global toll of long-term mental health disorders, including major and minor depressive disorder, Alzheimer’s, Parkinson’s and metabolic Epilepsy.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers, or independent pricing services are unreliable.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

SUBVERSIVE ETFs

Notes to the Financial Statements – Continued
September 30, 2023

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities by Level within the fair value hierarchy as of September 30, 2023:

Subversive Decarbonization ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$631,083	$—	$—	$631,083
Short-Term Investments	15,067	—	—	15,067
Total Investments in Securities	$646,150	$—	$—	$646,150

Subversive Food Security ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$489,515	$—	$—	$489,515
Exchange Traded Funds	45,581	—	—	45,581
Total Investments in Securities	$535,096	$—	$—	$535,096

Subversive Mental Health ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$513,924	$—	$—	$513,924
Exchange Traded Funds	51,836	—	—	51,836
Total Investments in Securities	$565,760	$—	$—	$565,760

As of the period ended September 30, 2023, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Refer to each Fund’s Schedule of Investments for further information on the classification of investments.

B.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment

SUBVERSIVE ETFs

Notes to the Financial Statements – Continued
September 30, 2023

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year- end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

C.  Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

D.  Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

E.  Security Transactions, Income and Expenses – The Funds follow industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

F.  Share Valuation – The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on days which the Cboe BZX Exchange, Inc. is closed for trading.

G.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SUBVERSIVE ETFs

Notes to the Financial Statements – Continued
September 30, 2023

H.  Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Funds qualify for an exemption from the requirement to provide a statement of cash flows and have elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds’. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of each Fund at the annual rate of 0.75%.

The Adviser has retained Tidal Investments, LLC (“sub-adviser”) to serve as sub-adviser to the Funds.  The sub-adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Fees associated with these services are paid to the sub-adviser by the Adviser.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The receivable from Adviser for the Decarbonization ETF, Food Security ETF, and Mental Health ETF had $5,974, $5,993, and $5,961 respectively as of September 30, 2023, consists of fees payable to the Adviser and trust level expenses paid by the Funds and will be reimbursed by the Adviser. The net amount is the result of the timing in the payments of the invoices and the reimbursement from the Adviser, which was paid shortly after the Funds’ fiscal year end.

The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are

SUBVERSIVE ETFs

Notes to the Financial Statements – Continued
September 30, 2023

employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of each Fund, subject to annual minimums. The Adviser has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.

Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE
Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of, and during the period ended September 30, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

At September 30, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

	Decarbonization ETF	Food Security ETF	Mental Health ETF
Tax Cost of Investments*	$569,890	$565,637	$571,191
Gross unrealized appreciation	$94,671	$4,983	$23,661
Gross unrealized depreciation	(18,411)	(35,524)	(29,092)
Net unrealized appreciation (depreciation)	76,260	(30,541)	(5,431)
Undistributed ordinary income	38,025	4,439	2,829
Undistributed long-term capital gains	—	—	—
Distributable earnings	38,025	4,439	2,829
Other accumulated losses	(87,013)	(59,576)	(52,277)
Total accumulated loss	$27,272	$(85,678)	$(54,879)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and passive foreign investment company adjustments.

As of September 30, 2023, the Decarbonization ETF, Food Security ETF, and Mental Health ETF had $87,013, $59,576, $52,277 respectively, in short-term capital loss carryovers which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable year ended September 30, 2023, the Funds had no deferred qualified late year losses. Qualified late year losses are certain ordinary losses which occur during the portion of the Funds’ taxable year subsequent to December 31.

Distributions to Shareholders – The Funds intend to distribute all net investment income and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily

SUBVERSIVE ETFs

Notes to the Financial Statements – Continued
September 30, 2023

by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the period ended September 30, 2023, there were no reclassifications needed.

The tax character of distributions paid for the period ended September 30, 2023, were as follows:

Fund	Ordinary Income	Total
Decarbonization ETF	$ —	$ —
Food Security ETF	327	327
Mental Health ETF	—	—

For the period ended September 30, 2023, the Decarbonization ETF and Mental Health ETF did not make any distributions to shareholders.

5.  DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of the Funds’ average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Funds’ assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

6.  CAPITAL SHARE TRANSACTIONS
Shares of the Funds are listed and trade on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees

SUBVERSIVE ETFs

Notes to the Financial Statements – Continued
September 30, 2023

received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7.  INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended September 30, 2023, were as follows:

	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases*	Sales
Decarbonization ETF	—	—	2,189,488	2,213,217
Food Security ETF	—	—	1,409,769	1,407,455
Mental Health ETF	—	—	1,203,976	1,201,563

*	Purchases exclude subscriptions in-kind of $629,826, $629,212 and $621,078 for the Decarbonization ETF, Food Security ETF and Mental Health ETF, respectively.

8.  OTHER REGULATORY MATTERS
In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

9.  SUBSEQUENT EVENTS
As of November 20, 2023, Cullen Small no longer serves as Vice President, Treasurer, and Principal Financial Officer of the Trust. As of November 20, 2023, Douglas Schafer has replaced Mr. Small as Vice President, Treasurer, and Principal Financial Officer of the Trust. These changes were approved by the Board on October 26, 2023.

As of October 26, 2023, Leone Logan was approved as an Assistant Treasurer of the Trust. This change was approved by the Board on October 26, 2023.

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined there were no additional items that required recognition or disclosure.

SUBVERSIVE ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Subversive ETFs and
Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Subversive Decarbonization ETF, Subversive Food Security ETF, and Subversive Mental Health ETF (“Subversive ETFs” or the “Funds”), each a series of Series Portfolios Trust, as of September 30, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

	Statements	Statements of
Fund Name	of Operations	Changes in Net Assets	Financial Highlights
Subversive Decarbonization ETF and	For the period from December 21, 2022
Subversive Food Security ETF	(commencement of operations) through September 30, 2023
Subversive Mental Health ETF	For the period from December 22, 2022
(commencement of operations) through September 30, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Subversive Capital Advisor LLC’s investment companies since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 29, 2023

SUBVERSIVE ETFs

Additional Information (Unaudited)
September 30, 2023

TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the management and operations of the Trust. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, principal occupations during the past five years and other directorships are set forth in the table below. Unless noted otherwise, the principal business address of each Trustee is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years
Independent Trustees of the Trust(1)
Koji Felton	Trustee	Indefinite Term;	Retired.	2	Independent
(born 1961)		Since			Trustee, Listed
		September			Funds Trust
		2015.			(15 portfolios)
(Since 2019).

Debra McGinty-Poteet	Trustee	Indefinite Term;	Retired.	2	Independent
(born 1956)		Since			Trustee, F/m
		September			Funds Trust
		2015.			(3 portfolios)
(Since May
2015).

Daniel B. Willey	Trustee	Indefinite Term;	Retired. Chief Compliance	2	None
(born 1955)		Since	Officer, United Nations
		September	Joint Staff Pension Fund
		2015.	(2009 – 2017).
Interested Trustee
Elaine E. Richards(3)	Chair,	Indefinite Term;	Senior Vice President,	2	None
(born 1968)	Trustee	Since	U.S. Bancorp Fund
		July 2021	Services, LLC (since 2007).
Officers of the Trust
Ryan L. Roell	President and	Indefinite Term;	Vice President,	Not	Not
(born 1973)	Principal	Since	U.S. Bancorp Fund Services,	Applicable	Applicable
	Executive	July 2019.	LLC (since 2005).
Officer

Cullen O. Small(4)	Vice	Indefinite Term;	Vice President,	Not	Not
(born 1987)	President,	Since	U.S. Bancorp Fund Services,	Applicable	Applicable
	Treasurer and	January 2019.	LLC (since 2010).
Principal
Financial
Officer

SUBVERSIVE ETFs

Additional Information (Unaudited) – Continued
September 30, 2023

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years
Douglas Schafer(4)	Vice	Indefinite Term;	Assistant Vice President,	Not	Not
(born 1970)	President,	Since	U.S. Bancorp Fund Services,	Applicable	Applicable
	Treasurer and	November 2023.	LLC (since 2002).
Principal
Financial
Officer

Donna Barrette	Vice	Indefinite Term;	Senior Vice President	Not	Not
(born 1966)	President,	Since	and Compliance Officer,	Applicable	Applicable
	Chief	November 2019.	U.S. Bancorp Fund Services,
	Compliance		LLC (since 2004).
Officer and
Anti-Money
Laundering
Officer

Adam W. Smith	Secretary	Indefinite Term;	Vice President,	Not	Not
(born 1981)		Since	U.S. Bancorp Fund Services,	Applicable	Applicable
		June 2019.	LLC (since 2012).

Richard E. Grange	Assistant	Indefinite Term;	Officer, U.S. Bank	Not	Not
(born 1982)	Treasurer	Since	U.S. Bancorp Fund Services,	Applicable	Applicable
		October 2022.	LLC (since 2017).

Leone Logan(4)	Assistant	Indefinite Term;	Officer, U.S. Bank	Not	Not
(born 1986)	Treasurer	Since	U.S. Bancorp Fund Services,	Applicable	Applicable
		November 2023.	LLC (since 2022): Senior
Financial Reporting Analyst,
BNY Mellon (2014-2022)

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of the date September 30, 2023, the Trust was comprised of 18 portfolios (including the Fund) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.

(3)
Ms. Richards, as a result of her employment with U.S. Bancorp Fund Services, LLC, which acts as transfer agent, administrator, and fund accountant to the Trust, is considered to be an “interested person” of the Trust, as defined by the 1940 Act.

(4)	Refer to Note 8 in Notes to the Financial Statements.

SUBVERSIVE ETFs

Additional Information (Unaudited) – Continued
September 30, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https://www.sec.gov/.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at https://www.subversiveetfs.com/.

FUND DISTRIBUTION INFORMATION

For the fiscal period ended September 30, 2023, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% for the Food Security ETF. For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended September 30, 2023 was 100.00% for the Food Security ETF. The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00% for the Food Security ETF. The Decarbonization ETF and Mental Health ETF paid no distributions during the period.

SUBVERSIVE ETFs

Privacy Notice (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. The Funds may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Funds maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

With respect to the Funds, issues and redemptions of their shares at net asset value (“NAV”) occur only in large aggregations of a specified number of shares (e.g., 25,000) called “Creation Units.” Only Authorized Participants (“APs”) may acquire shares directly from an ETF, and only APs may tender their ETF shares for redemption directly to the ETF, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Funds’ distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units.

Because of this structure, the Funds do not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any ETFs, and consequently is not required by Regulation S-P to deliver a notice of the Funds’ privacy policy to any ETF shareholders.

INVESTMENT ADVISER
Subversive Capital Advisor, LLC
217 Centre Street, Suite 122
New York, NY 10013

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-800-617-0004.

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal period ended September 30, 2023, the Funds’ principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2023	FYE 09/30/2022
(a) Audit Fees	$45,000	$15,000
(b)Audit-Related Fees	$0	$0
(c)Tax Fees	$11,500	$4,000
(d)All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 09/30/2023	FYE 9/30/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser).

Non-Audit Related Fees	FYE 09/30/2023	FYE 9/30/2022
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The members of the audit committee, all Independent Trustees, are as follows: Koji Felton, Debra McGinty-Poteet and Daniel B. Willey.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date     12/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date     12/6/2023

By (Signature and Title)      /s/Douglas Schafer
Douglas Schafer, Treasurer

Date     12/6/2023